Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS European Equity Fund

	Shares	Value ($)
Common Stocks 98.7%
Denmark 2.1%
Novo Nordisk AS ''B" (Cost $720,423)	14,534	683,990
Finland 4.5%
Fortum Oyj	32,870	701,974
Neste Oyj	22,445	758,499
(Cost $1,374,613)		1,460,473
France 22.3%
Airbus SE	3,575	459,059
Alstom SA	12,716	580,942
BNP Paribas SA (a)	22,435	1,023,596
Bureau Veritas SA	32,292	760,666
Capgemini SE	6,451	721,646
Danone SA	9,561	762,057
Kering SA	635	330,819
L'Oreal SA	1,995	535,291
LVMH Moet Hennessy Louis Vuitton SE	1,296	490,879
SEB SA	2,914	475,760
Teleperformance	3,092	593,310
Worldline SA 144A*	9,010	541,962
(Cost $6,527,675)		7,275,987
Germany 19.2%
Allianz SE (Registered)	4,997	1,109,225
BASF SE	3,652	241,241
Bayerische Motoren Werke AG	6,080	420,324
Deutsche Boerse AG	2,748	379,665
Deutsche Post AG (Registered)	10,470	308,279
Fresenius SE & Co. KGaA	6,500	329,563
KION Group AG	9,447	514,651
Merck KGaA	3,942	379,975
Puma SE	872	506,885
SAP SE	8,579	1,055,259
Siemens Healthineers AG 144A	8,325	323,723
Symrise AG	7,492	701,646
(Cost $5,897,123)		6,270,436
Ireland 1.8%
Smurfit Kappa Group PLC (Cost $656,716)	21,506	596,733
Italy 1.9%
Moncler SpA	10,486	383,240
Pirelli & C SpA 144A	41,704	237,531
(Cost $453,619)		620,771
Netherlands 12.6%
ASML Holding NV	1,701	320,694
GrandVision NV 144A	20,989	448,137
Heineken NV	8,118	851,355
ING Groep NV	58,566	633,050
Koninklijke DSM NV	4,000	449,851
Koninklijke Philips NV	9,154	361,882
Royal Dutch Shell PLC "A"	33,940	1,053,777
(Cost $3,828,498)		4,118,746
Norway 1.6%
DNB ASA (Cost $541,993)	31,219	528,422
Portugal 1.0%
Galp Energia, SGPS, SA (Cost $325,167)	21,472	323,052
Spain 4.5%
Applus Services SA	33,203	422,704
Grifols SA	15,216	390,226
Iberdrola SA	70,849	658,115
(Cost $1,385,127)		1,471,045
Sweden 2.6%
Hexagon AB "B"	12,282	570,611
Swedbank AB "A"	19,401	278,279
(Cost $1,062,369)		848,890
Switzerland 12.2%
Alcon, Inc.*	0	23
Logitech International SA (Registered)	13,505	490,639
Lonza Group AG (Registered)*	1,028	315,120
Nestle SA (Registered)	17,290	1,717,702
Sika AG	3,239	481,271
Straumann Holding AG (Registered)	753	619,308
Temenos AG (Registered)*	2,100	365,589
(Cost $3,137,380)		3,989,652
United Kingdom 12.4%
Ashtead Group PLC	17,541	412,458
British American Tobacco PLC	17,953	626,072
Compass Group PLC	23,000	520,697
Diageo PLC	19,893	835,808
Prudential PLC	45,138	898,442
RELX PLC	18,000	419,071
Rentokil Initial PLC	70,377	333,473
(Cost $3,808,636)		4,046,021
Total Common Stocks (Cost $29,719,339)		32,234,218
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (b) (c) (Cost $1,073,269)	1,073,269	1,073,269
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $197,787)	197,787	197,787
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $30,990,395)	102.6	33,505,274
Other Assets and Liabilities, Net	(2.6)	(840,068)
Net Assets	100.0	32,665,206

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (b) (c)
—	1,073,269 (d)	—	—	—	6,723	—	1,073,269	1,073,269
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.40% (b)
160,852	41,534,035	41,497,100	—	—	13,581	—	197,787	197,787
160,852	42,607,304	41,497,100	—	—	20,304	—	1,271,056	1,271,056

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,013,330, which is 3.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of May 31, 2019, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	2,759,333	GBP	2,435,037	6/28/2019	(6,542)	Citigroup, Inc.

Currency Abbreviations
EURO	Euro
GBP	British Pound

At May 31, 2019 the DWS European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Consumer Staples	5,328,285	16%
Financials	4,850,679	15%
Industrials	4,804,613	15%
Information Technology	4,066,400	13%
Consumer Discretionary	3,814,272	12%
Health Care	3,403,810	10%
Materials	2,470,742	8%
Energy	2,135,328	7%
Utilities	1,360,089	4%
Total	32,234,218	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$683,990	$—	$683,990
Finland	—	1,460,473	—	1,460,473
France	—	7,275,987	—	7,275,987
Germany	—	6,270,436	—	6,270,436
Ireland	—	596,733	—	596,733
Italy	—	620,771	—	620,771
Netherlands	—	4,118,746	—	4,118,746
Norway	—	528,422	—	528,422
Portugal	—	323,052	—	323,052
Spain	—	1,471,045	—	1,471,045
Sweden	—	848,890	—	848,890
Switzerland	—	3,989,652	—	3,989,652
United Kingdom	—	4,046,021	—	4,046,021
Short-Term Investments (e)	1,271,056	—	—	1,271,056
Total	$1,271,056	$32,234,218	$—	$33,505,274
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(6,542)	$—	$(6,542)
Total	$—	$(6,542)	$—	$(6,542)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (6,542)